Debt - BNP Funding Facility (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Line of Credit Facility [Line Items]
Principal Amount Outstanding	$ 4,602,317	$ 710,349
BNP Funding Facility
Line of Credit Facility [Line Items]
Principal Amount Outstanding		$ 0
BNP Funding Facility | Line of Credit
Line of Credit Facility [Line Items]
Interest Rate	1.40%
BNP Funding Facility | Line of Credit | During Reinvestment Period
Line of Credit Facility [Line Items]
Interest Rate	1.40%
BNP Funding Facility | Line of Credit | Following Reinvestment Period
Line of Credit Facility [Line Items]
Interest Rate	2.40%
Line of Credit | BNP Funding Facility
Line of Credit Facility [Line Items]
Current borrowing capacity amount	$ 500,000